Accounts Receivable - Schedule of Recall Receivables (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016
Nontrade Receivables, Noncurrent [Abstract]
Beginning period	$ 9,398
Claim additions	1,535	$ 11,794
Self-insurance retention	(1,000)	(1,000)
Payments received	(8,604)	(1,396)
Ending period	$ 2,329	$ 9,398